Cover	Nov. 01, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 01, 2021
Entity Registrant Name	TravelCenters of America Inc. /MD/
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33274
Entity Tax Identification Number	20-5701514
Entity Address, Address Line One	24601 Center Ridge Road
Entity Address, City or Town	Westlake
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44145-5639
City Area Code	440
Local Phone Number	808-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001378453
Amendment Flag	false
Shares of Common Stock, $0.001 Par Value Per Share
Entity Information [Line Items]
Title of 12(b) Security	Shares of Common Stock, $0.001 Par Value Per Share
Trading Symbol	TA
Security Exchange Name	NASDAQ
8.25% Senior Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	8.25% Senior Notes due 2028
Trading Symbol	TANNI
Security Exchange Name	NASDAQ
8.00% Senior Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2029
Trading Symbol	TANNL
Security Exchange Name	NASDAQ
8.00% Senior Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2030
Trading Symbol	TANNZ
Security Exchange Name	NASDAQ